Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 32.3%
Advanced Drainage Systems, Inc. TBD% due 09/19/2026		$39	$39
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~		6,520	6,170
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~		199	198
API Group, Inc. TBD% due 10/01/2026 «		100	101
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,653	9,420
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,117	2,039
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		$20,271	19,004
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~		180	180
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~		19,025	15,569
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~		801	806
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,078	1,078
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~		5,964	6,010
Intelsat Jackson Holdings S.A. 5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~		100	100
Klockner-Pentaplast of America, Inc. 4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	800	742
LOPM 39 DE LLC TBD% - 7.399% (LIBOR03M + 5.350%) due 06/03/2026 «~µ		$35,000	34,821
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~		7,076	4,525
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~		105	105
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~		20	19
MLM LLC TBD% due 12/01/2019 «		61,778	61,747
Nascar Holdings, Inc. TBD% due 07/27/2026		122	123
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~		40	39
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~		19,766	15,245
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~		10,674	8,159
Nestle Skin Health TBD% due 07/16/2026		324	326
Ortho-Clinical Diagnostics S.A. 5.563% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,664	4,525
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		200	197
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~		124	121
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		7,900	7,946
Project Anfora Senior 0.010% due 10/01/2026	EUR	40,000	43,489
Project OMNI Senior 3.000% due 09/03/2026 «(k)		40,000	43,570
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		$15,182	15,061
11.266% (LIBOR03M + 9.000%) due 04/28/2022 ~		11,201	11,033
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		99	100
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		283	278
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		12,073	11,383
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		171	163
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		15,332	14,927

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		17	15
Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		1,738	1,755
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		5,721	4,348
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		36	36
Total Loan Participations and Assignments (Cost $351,449)			345,512
CORPORATE BONDS & NOTES 44.9%
BANKING & FINANCE 17.8%
Ally Financial, Inc. 8.000% due 11/01/2031		90	125
Ambac LSNI LLC 7.104% due 02/12/2023 •(m)		8,507	8,613
Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	19,500	23,071
Athene Holding Ltd. 4.125% due 01/12/2028		$11	11
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		27	29
5.000% due 04/20/2048 (m)		45	49
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(i)(j)(m)	EUR	600	667
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,300	386
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)(m)	EUR	2,900	3,343
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)		450	511
Barclays PLC
3.250% due 01/17/2033	GBP	100	125
5.875% due 09/15/2024 •(i)(j)(m)		1,200	1,437
7.125% due 06/15/2025 •(i)(j)(m)		4,100	5,352
7.250% due 03/15/2023 •(i)(j)(m)		6,585	8,537
7.750% due 09/15/2023 •(i)(j)(m)		$2,410	2,510
7.875% due 09/15/2022 •(i)(j)(m)	GBP	2,000	2,621
8.000% due 12/15/2020 •(i)(j)	EUR	200	233
8.000% due 06/15/2024 •(i)(j)(m)		$1,000	1,064
Brookfield Finance, Inc.
3.900% due 01/25/2028		36	38
4.700% due 09/20/2047		34	37
CBL & Associates LP
4.600% due 10/15/2024		4	3
5.950% due 12/15/2026 (m)		10,231	7,238
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		200	214
7.500% due 07/17/2023 •(i)(j)(m)		200	214
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	6	6
ESH Hospitality, Inc. 4.625% due 10/01/2027 (m)		$192	193
Farringdon Mortgages 4.280% due 07/15/2047	GBP	5,675	5,188
Ford Motor Credit Co. LLC
3.393% (US0003M + 1.235%) due 02/15/2023 ~(m)		$400	388
5.443% (US0003M + 3.140%) due 01/07/2022 ~(m)		1,000	1,028
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		525	541
6.750% due 03/15/2022 (m)		560	587
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		500	525
HSBC Bank PLC 6.330% due 05/23/2023		10,000	10,506
HSBC Holdings PLC
4.750% due 07/04/2029 •(i)(j)	EUR	300	347
5.875% due 09/28/2026 •(i)(j)(m)	GBP	1,600	2,083
6.000% due 09/29/2023 •(i)(j)	EUR	570	708
6.500% due 03/23/2028 •(i)(j)		$340	356
Hunt Cos., Inc. 6.250% due 02/15/2026		14	14
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		600	605
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		42	43
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)(m)		1,910	2,038
7.625% due 06/27/2023 •(i)(j)(m)	GBP	200	268
7.875% due 06/27/2029 •(i)(j)(m)		10,084	14,572
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$640	632

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Nationstar Mortgage LLC 6.500% due 07/01/2021 (m)		854	858
Navient Corp.
5.625% due 01/25/2025		139	129
6.150% due 03/10/2021 (m)		600	595
6.500% due 06/15/2022		50	53
7.250% due 09/25/2023 (m)		9,526	10,390
Newmark Group, Inc. 6.125% due 11/15/2023		88	96
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022 (m)		3,451	3,564
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023 (m)		487	505
Piper Jaffray Cos.
4.740% due 10/15/2021 «(c)(k)		800	802
5.200% due 10/15/2023 «(c)(k)		2,900	2,911
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		700	717
8.000% due 08/10/2025 •(i)(j)(m)		6,325	6,992
8.625% due 08/15/2021 •(i)(j)(m)		2,990	3,209
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	6,830	8,784
7.375% due 06/24/2022 •(i)(j)(m)		5,871	7,648
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)(m)		$200	204
7.375% due 10/04/2023 •(i)(j)(m)		700	737
Springleaf Finance Corp.
5.625% due 03/15/2023 (m)		500	535
6.125% due 03/15/2024 (m)		1,712	1,847
6.625% due 01/15/2028 (m)		519	559
6.875% due 03/15/2025 (m)		625	690
Stearns Holdings LLC 9.375% due 08/15/2020 ^(e)(m)		3,898	1,881
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)(m)	EUR	1,627	2,235
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	96	150
5.661% due 10/13/2041		98	156
5.744% due 04/13/2040 (m)		109	175
5.801% due 10/13/2040 (m)		458	742
TP ICAP PLC
5.250% due 01/26/2024 (m)		3,702	4,881
5.250% due 05/29/2026		100	130
UniCredit SpA 7.830% due 12/04/2023 (m)		$4,000	4,693
Unique Pub Finance Co. PLC 7.395% due 03/28/2024	GBP	1,181	1,677
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		$14,200	14,605
			190,206
INDUSTRIALS 20.7%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (m)	GBP	8,893	10,548
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		$39	40
Altice Financing S.A. 7.500% due 05/15/2026 (m)		6,650	7,082
Altice France S.A.
3.375% due 01/15/2028	EUR	200	222
5.625% due 05/15/2024		270	303
5.875% due 02/01/2027 (m)		2,200	2,659
7.375% due 05/01/2026 (m)		$2,050	2,206
8.125% due 02/01/2027 (m)		900	996
Associated Materials LLC 9.000% due 01/01/2024 (m)		16,414	14,485
Avon International Capital PLC 6.500% due 08/15/2022		38	39
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		116	117
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (m)		8,000	8,232
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		113	109
Beazer Homes USA, Inc. 7.250% due 10/15/2029		18	18
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		150	105
Bombardier, Inc.
6.125% due 01/15/2023 (m)		2,152	2,197
7.500% due 12/01/2024 (m)		2,678	2,694
7.500% due 03/15/2025 (m)		3,492	3,501
7.875% due 04/15/2027 (m)		1,844	1,841
Cheniere Energy Partners LP 4.500% due 10/01/2029		154	158

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		13,399	14,754
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		7,387	7,366
8.000% due 03/15/2026 (m)		1,364	1,364
8.625% due 01/15/2024 (m)		3,579	3,704
Connect Finco SARL 6.750% due 10/01/2026 (c)		104	106
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		70	71
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (m)		1,248	1,290
DISH DBS Corp. 5.875% due 07/15/2022		16	17
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		13,967	14,220
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		24	24
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		3,500	3,850
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		2,557	1,573
Exela Intermediate LLC 10.000% due 07/15/2023		13	7
Fairstone Financial, Inc. 7.875% due 07/15/2024 (m)		474	497
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		1,150	1,103
6.875% due 03/01/2026 (m)		1,268	1,214
7.000% due 02/15/2021 (m)		129	130
Flex Ltd. 4.875% due 06/15/2029 (m)		168	177
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		90	88
Fresh Market, Inc. 9.750% due 05/01/2023		50	29
Frontier Finance PLC 8.000% due 03/23/2022	GBP	5,400	6,864
Full House Resorts, Inc.
8.575% due 01/31/2024		$9,925	9,769
9.738% due 02/02/2024		838	825
General Electric Co.
5.000% due 01/21/2021 •(i)		299	284
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037 (m)		73	90
6.875% due 01/10/2039		21	28
Global Payments, Inc.
3.200% due 08/15/2029		75	76
4.150% due 08/15/2049		37	39
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		40	42
Greene King Finance PLC 2.861% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	215
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		$43	46
Horizon Pharma USA, Inc. 5.500% due 08/01/2027 (m)		200	208
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		1,605	1,742
8.375% due 05/01/2027 (m)		2,853	3,096
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)(m)	EUR	300	339
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		200	223
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$682	692
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		503	509
Installed Building Products, Inc. 5.750% due 02/01/2028		90	93
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		200	186
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 (m)		4,430	4,155
8.000% due 02/15/2024 (m)		658	685
8.500% due 10/15/2024 (m)		1,760	1,777
9.750% due 07/15/2025 (m)		212	222
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(m)		12,671	12,101
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (m)		600	531
Kronos International, Inc. 3.750% due 09/15/2025 (m)	EUR	7,606	8,289
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)		$32	32

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Melco Resorts Finance Ltd. 5.625% due 07/17/2027		200	208
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		204	224
NCR Corp.
5.750% due 09/01/2027		42	44
6.125% due 09/01/2029		24	25
Netflix, Inc.
3.875% due 11/15/2029 (m)	EUR	905	1,049
4.625% due 05/15/2029 (m)		300	364
5.375% due 11/15/2029		$106	111
Nexstar Escrow, Inc. 5.625% due 07/15/2027 (m)		340	357
Noble Holding International Ltd. 7.875% due 02/01/2026		158	115
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (d)(m)	EUR	2,360	2,431
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (m)		$525	515
Pacific Drilling SA 8.375% due 10/01/2023 (m)		416	351
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		167	152
Performance Food Group, Inc. 5.500% due 10/15/2027		43	45
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		440	38
6.000% due 05/16/2024 ^(e)		650	57
6.000% due 11/15/2026 ^(e)		430	38
Petroleos Mexicanos
5.350% due 02/12/2028		1,158	1,110
6.490% due 01/23/2027		130	136
6.500% due 03/13/2027		1,893	1,975
6.750% due 09/21/2047		10	10
6.840% due 01/23/2030		390	404
7.690% due 01/23/2050		190	199
PetSmart, Inc. 5.875% due 06/01/2025		8	8
Platin GmbH 6.875% due 06/15/2023 (m)	EUR	4,280	4,571
Prime Security Services Borrower LLC 5.750% due 04/15/2026		$80	84
Qorvo, Inc. 4.375% due 10/15/2029		50	50
Radiate Holdco LLC 6.875% due 02/15/2023		34	35
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026 (m)	EUR	200	235
Sands China Ltd.
5.125% due 08/08/2025 (m)		$200	220
5.400% due 08/08/2028 (m)		1,893	2,137
Sensata Technologies, Inc. 4.375% due 02/15/2030		52	52
SoftBank Group Corp. 4.000% due 04/20/2023 (m)	EUR	1,700	1,989
Spirit Issuer PLC 3.458% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	60	73
Staples, Inc. 7.500% due 04/15/2026		$93	96
Telesat Canada 6.500% due 10/15/2027 (c)		78	80
Tenet Healthcare Corp.
4.625% due 09/01/2024		118	122
4.875% due 01/01/2026		46	47
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		700	603
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	1,100	1,169
1.250% due 03/31/2023		400	367
2.200% due 07/21/2021 (m)		$1,625	1,491
2.800% due 07/21/2023 (m)		4,580	3,716
3.250% due 04/15/2022 (m)	EUR	300	305
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$2,331	2,433
5.750% due 09/30/2039 (m)		19,491	21,897
Transocean Pontus Ltd. 6.125% due 08/01/2025		123	125
Transocean, Inc.
7.250% due 11/01/2025 (m)		272	241
7.500% due 01/15/2026		92	82
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		93	91
Triumph Group, Inc.
4.875% due 04/01/2021 (m)		217	217
5.250% due 06/01/2022		97	97
6.250% due 09/15/2024		137	143

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	100	116
5.500% due 08/15/2026 (m)		$200	211
8.500% due 08/15/2027 (m)		200	217
Unigel Luxembourg S.A. 10.500% due 01/22/2024 (m)		460	507
United Group BV 4.375% due 07/01/2022 (m)	EUR	3,000	3,345
Univision Communications, Inc.
5.125% due 05/15/2023 (m)		$211	212
5.125% due 02/15/2025 (m)		554	542
Valaris PLC 5.750% due 10/01/2044		104	45
Vale Overseas Ltd.
6.250% due 08/10/2026 (m)		210	243
6.875% due 11/21/2036 (m)		781	993
6.875% due 11/10/2039		56	72
ViaSat, Inc.
5.625% due 09/15/2025		18	18
5.625% due 04/15/2027		58	61
VOC Escrow Ltd. 5.000% due 02/15/2028		16	17
Wyndham Destinations, Inc.
3.900% due 03/01/2023		90	92
4.250% due 03/01/2022		6	6
5.400% due 04/01/2024		12	13
			221,764
UTILITIES 6.4%
DTEK Finance PLC (10.750% Cash and 0.000% PIK) 10.750% due 12/31/2024 (d)		434	444
Edison International
2.400% due 09/15/2022		94	93
2.950% due 03/15/2023		8	8
5.750% due 06/15/2027		82	92
Frontier Communications Corp. 8.000% due 04/01/2027		142	150
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^(m)		774	770
6.350% due 12/01/2021 ^		148	147
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		8,571	8,421
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(m)		389	386
2.950% due 03/01/2026 ^(e)(m)		493	488
3.250% due 09/15/2021 ^(e)		106	106
3.250% due 06/15/2023 ^(e)(m)		687	685
3.300% due 03/15/2027 ^(e)(m)		904	899
3.300% due 12/01/2027 ^(e)(m)		1,400	1,393
3.400% due 08/15/2024 ^(e)(m)		439	442
3.500% due 10/01/2020 ^(e)(m)		2,974	2,996
3.500% due 06/15/2025 ^(e)(m)		1,753	1,753
3.750% due 02/15/2024 ^(e)(m)		265	269
3.750% due 08/15/2042 ^(e)		26	25
3.850% due 11/15/2023 ^(e)(m)		99	100
4.000% due 12/01/2046 ^(e)		4	4
4.250% due 05/15/2021 ^(e)(m)		2,656	2,679
4.250% due 08/01/2023 ^(e)(m)		1,542	1,596
4.300% due 03/15/2045 ^(e)		34	34
4.500% due 12/15/2041 ^(e)(m)		368	374
4.600% due 06/15/2043 ^(e)		20	21
4.650% due 08/01/2028 ^(e)(m)		1,277	1,360
4.750% due 02/15/2044 ^(e)(m)		1,659	1,767
5.125% due 11/15/2043 ^(e)(m)		1,763	1,922
5.400% due 01/15/2040 ^(e)		22	25
5.800% due 03/01/2037 ^(e)(m)		6,666	7,541
6.050% due 03/01/2034 ^(e)(m)		4,833	5,510
6.250% due 03/01/2039 ^(e)(m)		853	989
6.350% due 02/15/2038 ^(e)(m)		1,116	1,306
Petrobras Global Finance BV
5.093% due 01/15/2030		1,704	1,780
6.250% due 12/14/2026 (m)	GBP	1,020	1,487
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		$6,675	7,660
9.250% due 07/06/2024 (m)		4,209	4,714
Southern California Edison Co.
3.650% due 03/01/2028		7	8
5.750% due 04/01/2035		12	15
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		50	62
Sprint Corp.
7.250% due 09/15/2021 (m)		490	524
7.625% due 02/15/2025 (m)		2,112	2,328
7.625% due 03/01/2026 (m)		3,828	4,235

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028		46	45
Transocean Poseidon Ltd. 6.875% due 02/01/2027		148	153
Transocean Sentry Ltd. 5.375% due 05/15/2023		100	100
			67,909
Total Corporate Bonds & Notes (Cost $479,178)			479,879
CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Caesars Entertainment Corp. 5.000% due 10/01/2024		971	1,651
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		16	11
Total Convertible Bonds & Notes (Cost $1,833)			1,662
MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		5	5
			17
OHIO 0.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 5.125% due 06/01/2024		8,180	8,180
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		170	172
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		1,200	78
7.467% due 06/01/2047		70	73
			151
Total Municipal Bonds & Notes (Cost $7,988)			8,520
U.S. GOVERNMENT AGENCIES 4.4%
Freddie Mac
0.000% due 02/25/2046 - 11/25/2050 (b)(h)(m)		35,798	22,742
0.100% due 02/25/2046 - 11/25/2050 (a)		179,108	483
0.100% due 11/25/2050 (a)(m)		284,465	1,510
2.079% due 11/25/2045 ~(a)(m)		24,637	3,442
4.256% due 04/25/2025 ~(m)		15,400	14,822
11.839% due 12/25/2045 •(m)		4,428	4,364
Total U.S. Government Agencies (Cost $43,155)			47,363
NON-AGENCY MORTGAGE-BACKED SECURITIES 45.5%
Adjustable Rate Mortgage Trust
2.558% due 02/25/2036 •		60	42
3.018% due 10/25/2035 •		2,546	2,368
3.038% due 11/25/2035 •		626	554
3.168% due 01/25/2035 •(m)		4,523	4,194
3.818% due 02/25/2035 •		1,809	1,651
Alkali Europe SARL 3.000% due 05/15/2021 «•(m)(k)	EUR	50,000	54,443
Anthracite Ltd. 5.678% due 06/20/2041		$6,969	931
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		746	738
Banc of America Funding Trust
2.476% due 08/25/2047 ^~		2,552	2,391
4.484% due 10/25/2036 •(m)		16,987	5,604
6.669% due 02/27/2037 ~		2,333	2,354
Banc of America Mortgage Trust
4.803% due 06/25/2034 ~		336	285
4.973% due 07/20/2032 ~		162	159
Bancorp Commercial Mortgage Trust 5.778% due 08/15/2032 •(m)		4,100	4,152

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

BCAP LLC Trust
2.512% due 05/26/2037 ~		2,390	1,530
3.728% due 08/28/2037 ~(m)		11,510	8,524
6.500% due 06/26/2037 ~		2,188	1,094
Bear Stearns Commercial Mortgage Securities Trust
5.300% due 05/11/2039 ~		2,648	2,725
5.657% due 10/12/2041 ~		829	860
CD Mortgage Trust 5.688% due 10/15/2048		5,576	2,885
Chase Mortgage Finance Trust 4.218% due 03/25/2037 ^~		95	96
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.388% due 01/25/2036 •		5,207	2,895
Citigroup Commercial Mortgage Trust
5.482% due 10/15/2049 (m)		6,551	6,417
5.776% due 12/10/2049 ~		1,502	983
Citigroup Mortgage Loan Trust 4.090% due 11/25/2036 ~		773	653
Citigroup Mortgage Loan Trust, Inc. 4.635% due 08/25/2035 ~(m)		3,580	3,643
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~(m)		10,777	7,078
Commercial Mortgage Trust
1.384% due 10/10/2048 ~(a)		28,636	1,801
5.906% due 06/10/2044 ~(m)		6,520	6,581
Countrywide Alternative Loan Trust
2.208% due 07/25/2046 ^•(m)		3,317	3,097
2.228% due 05/25/2047 •(m)		8,770	5,351
2.258% due 12/25/2046 ^•(m)		646	444
2.268% due 10/25/2046 •(m)		1,035	919
2.434% due 12/20/2035 •		1,531	782
3.386% due 06/25/2046 •		3,191	2,988
7.051% due 02/25/2035 ~		419	140
Countrywide Home Loan Mortgage Pass-Through Trust
2.718% due 05/25/2035 •(m)		13,118	8,854
4.207% due 09/20/2036 ~		170	149
Credit Suisse Commercial Mortgage Trust
5.811% due 01/15/2049 ^~(e)		2,500	3,395
5.869% due 09/15/2040 ~		62	47
Credit Suisse First Boston Mortgage Securities Corp.
4.435% due 12/25/2033 ~		589	569
4.981% due 07/15/2037 ~		150	147
5.100% due 08/15/2038 ~(m)		4,965	4,807
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032 (m)		1,247	941
Credit Suisse Mortgage Capital Certificates
2.766% (LIBOR01M) due 11/30/2037 ~(m)		4,400	4,002
19.598% due 06/27/2037 ~		801	496
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		569	320
Dssv SARL 3.000% due 10/15/2024 «•(m)(k)	EUR	50,000	54,443
Eurosail PLC
0.410% due 03/13/2045 •		250	217
2.130% due 06/13/2045 •(m)	GBP	5,421	5,035
4.780% due 06/13/2045 •		1,781	1,893
Fremont Home Loan Trust 4.590% due 01/25/2034		$1,883	1,782
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		1,461	1,551
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~(m)		38,011	27,161
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	137	137
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~(m)		$6,020	5,891
GS Mortgage Securities Trust 5.622% due 11/10/2039		2,419	2,136
GSMSC Resecuritization Trust 3.988% due 09/26/2037 ~(m)		34,803	16,107
HarborView Mortgage Loan Trust 2.717% due 03/19/2035 •(m)		4,209	2,921
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (m)		8,654	5,018
JPMorgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	2,586
5.411% due 05/15/2047 (m)		10,153	12,012
5.454% due 10/15/2032 •(m)		7,300	7,002
5.623% due 05/12/2045 (m)		6,939	2,866
5.855% due 06/12/2043 ~(m)		4,018	4,020
6.008% due 06/15/2049 ~(m)		5,072	2,625
6.092% due 01/15/2042 ~		5,568	5,572
6.532% due 05/12/2034 ~(m)		5,473	5,569
JPMorgan Mortgage Trust 4.339% due 06/25/2036 ^~		16	15

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

JPMorgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		8,953	2,457
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		400	45,801
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		60	60
5.407% due 11/15/2038 ^(m)		6,993	4,999
6.278% due 04/15/2041 ~(m)		4,768	4,792
Merrill Lynch Mortgage Investors Trust 2.753% due 07/25/2029 •		1,012	971
Morgan Stanley Capital Trust
5.545% due 11/14/2042 ~(m)		7,500	6,217
6.364% due 08/12/2041 ~		260	244
Morgan Stanley Resecuritization Trust 4.052% due 06/26/2046 ~(m)		7,744	6,328
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		89	87
Motel 6 Trust 8.954% due 08/15/2024 •		1,260	1,283
Natixis Commercial Mortgage Securities Trust
5.028% due 11/15/2034 •		1,826	1,814
6.028% due 11/15/2034 •		792	778
Nomura Resecuritization Trust 5.242% due 07/26/2035 ~		271	262
RBSSP Resecuritization Trust 2.845% due 10/26/2037 •		3,058	1,335
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^(m)		262	251
Sequoia Mortgage Trust
2.494% due 10/20/2035 •		229	215
2.674% due 10/20/2035 •		265	240
2.694% due 07/20/2033 •		113	108
3.499% due 12/20/2032 •		488	455
Structured Adjustable Rate Mortgage Loan Trust
2.548% due 12/25/2034 •		2,297	1,632
2.668% due 10/25/2035 •(m)		5,181	4,508
Structured Asset Mortgage Investments Trust 2.228% due 09/25/2047 ^•(m)		3,309	3,439
TBW Mortgage-Backed Trust 6.330% due 09/25/2036 þ		5,000	2,380
Thornburg Mortgage Securities Trust 4.456% due 04/25/2045 ~		6	0
VMC Finance LLC 5.425% due 03/15/2035 •(m)		13,747	13,837
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(m)		1,903	1,869
WaMu Mortgage Pass-Through Certificates Trust
2.655% due 08/25/2046 •(m)		12,437	10,805
2.918% due 04/25/2045 •(m)		10,380	7,643
3.023% due 07/25/2045 •(m)		20,307	16,970
3.216% due 05/25/2047 •		3,957	1,592
4.367% due 05/25/2035 ~		626	388
Wells Fargo Mortgage-Backed Securities Trust
4.852% due 08/25/2035 ~(m)		1,660	1,215
4.989% due 10/25/2035 ~(m)		10,218	9,983
6.000% due 08/25/2037 ^		9	10
Total Non-Agency Mortgage-Backed Securities (Cost $483,168)			486,606
ASSET-BACKED SECURITIES 42.3%
Acacia CDO 5 Ltd.
2.567% due 11/08/2039 •		3,399	3,388
3.037% due 11/08/2039 •		29,250	15,527
Accredited Mortgage Loan Trust
2.308% due 02/25/2037 •		2,800	1,537
6.000% due 10/25/2034 þ		1,863	1,742
ACE Securities Corp. Home Equity Loan Trust
2.168% due 08/25/2036 •(m)		464	459
2.298% due 04/25/2036 •(m)		7,649	6,068
2.978% due 08/25/2035 •		3,821	2,120
Aegis Asset-Backed Securities Trust 3.718% due 03/25/2035 •		3,100	552
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.168% due 09/25/2034 •(m)		638	586
7.868% due 01/25/2034 •		27	8
Arbor Realty Commercial Real Estate Notes Ltd. 6.528% due 04/15/2027 •		100	100
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.398% due 02/25/2036 •		278	233
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	2,250	1,548
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	15,165
Banco Bilbao Vizcaya Argentaria S.A. 0.254% due 03/22/2046 •	EUR	969	718

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Bear Stearns Asset-Backed Securities Trust 2.668% due 08/25/2036 •(m)		$3,558	2,431
Belle Haven ABS CDO Ltd. 2.539% due 07/05/2046 •		96,561	192
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~(m)		4,066	1,412
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		6,994	5,814
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,955
CDC Mortgage Capital Trust 4.568% due 06/25/2034 •		659	560
Cedar Funding CLO Ltd. 0.000% due 04/20/2031		12,000	9,855
Chrysler Capital Auto Receivables Trust 0.000% due 01/16/2023 «(h)		7	3,323
Citigroup Mortgage Loan Trust 2.918% due 11/25/2045 •		2,756	1,875
Citigroup Mortgage Loan Trust, Inc. 3.158% due 02/25/2035 •(m)		275	266
Conseco Finance Securitizations Corp. 7.150% due 05/01/2033 ~		1,872	1,826
Consumer Loan Underlying Bond Certificate Issuer Trust
22.001% due 12/15/2043 «~(m)		16,340	15,017
22.446% due 10/15/2043 «~(m)		14,055	12,930
Coronado CDO Ltd.
3.633% due 09/04/2038 •		2,727	1,747
6.000% due 09/04/2038		390	305
Countrywide Asset-Backed Certificates
2.338% due 02/25/2037 ^•(m)		2,700	2,389
2.438% due 06/25/2036 •		4,005	2,496
2.453% due 01/25/2045 ^•(m)		3,400	2,999
2.458% due 06/25/2036 •		2,297	948
2.508% due 04/25/2036 •		2,000	1,402
2.658% due 02/25/2036 •		2,390	1,615
2.858% due 01/25/2036 •		3,559	2,119
Countrywide Asset-Backed Certificates Trust
3.893% due 10/25/2035 •(m)		12,401	10,162
3.968% due 08/25/2035 •(m)		195	197
4.118% due 08/25/2035 •		3,531	2,326
Countrywide Asset-Backed Certificates Trust, Inc. 4.193% due 07/25/2034 •		1,153	1,119
Crecera Americas LLC 5.563% due 08/31/2020 •		2,800	2,804
Credit Suisse First Boston Mortgage Securities Corp. 5.350% due 05/25/2035 þ		978	960
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,866
6.767% due 05/25/2035 þ		2,538	2,129
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(m)		3,279	2,530
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)		1,634	1,082
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		20	2,604
0.000% due 12/15/2025 «(h)		33	5,260
Fremont Home Loan Trust 2.338% due 02/25/2036 •(m)		10,562	6,603
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		188	161
GSAMP Trust
2.298% due 05/25/2046 •		2,783	2,316
2.458% due 12/25/2035 •(m)		6,910	4,490
2.798% due 09/25/2035 •(m)		4,486	3,404
2.918% due 07/25/2045 •(m)		1,299	923
3.268% due 03/25/2034 ^•(m)		4,746	3,992
3.668% due 08/25/2034 •		2,021	2,035
3.743% due 08/25/2034 •		1,784	1,620
3.768% due 12/25/2034 •(m)		8,529	5,808
Harley Marine Financing LLC 7.869% due 05/15/2043 «		2,000	850
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,671
Hout Bay Corp. 2.317% due 07/05/2041 •		$649	167
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «		4,000	3,148
JPMorgan Mortgage Acquisition Trust 2.358% due 04/25/2036 •		6,100	4,994
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	12,594
1.000% due 01/01/2050 «		100	17,865
LNR CDO Ltd. 2.759% due 02/28/2043 •		3,850	1,270
Long Beach Mortgage Loan Trust
2.208% due 02/25/2036 •		170	145

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

2.933% due 08/25/2035 •		1,500	1,409
3.143% due 06/25/2035 •(m)		15,565	11,475
3.893% due 04/25/2035 •		4,627	3,593
M360 Advisors LLC 6.121% due 07/24/2028 (m)		8,350	8,458
Man GLG Euro CLO 0.000% due 10/15/2030 ~	EUR	1,762	1,518
Marlette Funding Trust
0.000% due 07/17/2028 «(h)		$10	2,078
0.000% due 04/16/2029 «(h)		12	2,860
0.000% due 07/16/2029 «(h)		4	1,546
MASTR Asset-Backed Securities Trust
2.633% due 01/25/2036 •		8,826	8,195
7.868% due 12/25/2032 •(m)		547	364
Mercury CDO Ltd. 3.082% due 12/08/2040 •		9,400	7,920
Morgan Stanley ABS Capital, Inc. Trust
2.088% due 10/25/2036 •		281	182
7.643% due 09/25/2033 •		1,579	1,373
Morgan Stanley Capital, Inc. Trust 2.388% due 01/25/2036 •(m)		4,000	3,233
Morgan Stanley Home Equity Loan Trust 3.083% due 05/25/2035 •(m)		5,569	3,989
N-Star REL CDO Ltd. 2.940% due 02/01/2041 •		2,900	2,772
New Century Home Equity Loan Trust 2.488% due 02/25/2036 •(m)		7,000	6,272
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.428% due 11/25/2035 •(m)		14,504	7,678
Palisades CDO Ltd. 3.228% due 07/22/2039 •		15,700	8,233
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.488% due 01/25/2035 ^•		1,730	1,450
3.968% due 02/25/2035 •(m)		6,028	4,906
Securitized Asset-Backed Receivables LLC Trust
2.993% due 12/25/2034 •		1,435	1,244
2.993% due 04/25/2035 •(m)		4,023	2,965
Seven Corners 6.000% due 05/11/2020 «		15,581	15,600
SG Mortgage Securities Trust 2.198% due 02/25/2036 •(m)		5,799	3,817
Shiloh Village Apartments 6.660% due 05/11/2021 «		4,582	4,804
Sierra Madre Funding Ltd.
2.422% due 09/07/2039 •		20,972	19,409
2.682% due 09/07/2039 •		16,000	2,808
2.922% due 09/07/2039 •		8,500	1,517
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		10	8,486
0.000% due 10/15/2048 «(h)		11	9,296
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(h)		62	2,602
0.000% due 11/25/2026 «(h)		60	3,390
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	1,298
0.000% due 09/25/2040 (h)		4,400	2,390
South Coast Funding Ltd.
3.289% due 08/06/2039 •		31,380	17,299
5.489% due 08/06/2039 •		29,311	3
Structured Asset Securities Corp. 3.218% due 02/25/2035 •(m)		414	400
Structured Asset Securities Corp. Mortgage Loan Trust
2.218% due 06/25/2037 •		3,300	2,307
2.248% due 02/25/2037 •(m)		9,763	7,639
2.258% due 01/25/2037 •(m)		7,800	4,846
2.328% due 04/25/2036 •		5,146	4,339
Summer Street Ltd. 2.362% due 12/06/2045 •(m)		39,866	15,448
Terwin Mortgage Trust 4.592% due 07/25/2036 þ		453	380
Wells Fargo Home Equity Asset-Backed Securities Trust 4.568% due 11/25/2035 •		250	233
Total Asset-Backed Securities (Cost $485,487)			452,346
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
3.380% due 12/31/2038 þ(m)	EUR	2,680	1,134
3.875% due 01/15/2022		200	87
5.250% due 01/15/2028		700	297
7.820% due 12/31/2033		77	40
7.820% due 12/31/2033 (m)		13,918	7,351
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	3,184	43
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		18,706	139
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		700	6
79.499% (ARLLMONP) due 06/21/2020 ~(a)		128,482	969

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Autonomous City of Buenos Aires Argentina 62.660% due 03/29/2024 •(a)		327,768	3,060
Autonomous Community of Catalonia 6.350% due 11/30/2041	EUR	450	773
Export-Credit Bank of Turkey 8.250% due 01/24/2024 (m)		$200	212
Peru Government International Bond
5.400% due 08/12/2034	PEN	25	8
5.940% due 02/12/2029 (m)		2,282	766
5.940% due 02/12/2029		1,800	605
6.150% due 08/12/2032 (m)		12,911	4,375
6.350% due 08/12/2028 (m)		714	247
6.950% due 08/12/2031		282	102
8.200% due 08/12/2026		4,904	1,847
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	93,337	568
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$2,200	2,195
5.750% due 09/30/2049		2,200	2,192
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	105
4.625% due 03/31/2025 (m)		2,200	2,466
5.200% due 02/16/2026 (m)		700	797
7.625% due 04/26/2029 (m)		$2,400	2,556
Ukraine Government International Bond 7.750% due 09/01/2026 (m)		1,400	1,464
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		85	10
8.250% due 10/13/2024 ^(e)		650	73
9.250% due 09/15/2027 ^(e)		65	7
Total Sovereign Issues (Cost $55,412)			34,494
		SHARES
COMMON STOCKS 1.6%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,829
iHeartMedia, Inc.		542	8
iHeartMedia, Inc. 'A' (f)		40,383	606
			2,443
CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment Corp. (f)		201,318	2,347
INDUSTRIALS 0.1%
Westmoreland Mining Holdings LLC «(k)		63,729	797
UTILITIES 1.1%
TexGen Power LLC «		273,307	12,025
Total Common Stocks (Cost $16,085)			17,612
WARRANTS 0.4%
COMMUNICATION SERVICES 0.4%
iHeartMedia, Inc.		263,015	3,945
Total Warrants (Cost $4,771)			3,945
PREFERRED SECURITIES 2.3%
BANKING & FINANCE 2.2%
Nationwide Building Society 10.250% ~		119,760	23,118
INDUSTRIALS 0.1%
Sequa Corp. (12.000% PIK) 12.000% «(d)		845	935

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Total Preferred Securities (Cost $24,602)			24,053
SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (l) 3.3%			35,603
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
0.231% due 02/26/2020 - 08/27/2020 (g)(h)	ARS	71,118	764
U.S. TREASURY BILLS 0.2%
1.939% due 10/22/2019 - 12/05/2019 (g)(h)(o)(q)		$1,932	1,927
Total Short-Term Instruments (Cost $39,418)			38,294
Total Investments in Securities (Cost $1,992,546)			1,940,286
Total Investments 181.5% (Cost $1,992,546)			$1,940,286
Financial Derivative Instruments (n)(p) 1.2%(Cost or Premiums, net $16,941)			13,261
Other Assets and Liabilities, net (82.7)%			(884,712)
Net Assets 100.0%			$1,068,835

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Piper Jaffray Cos.4.740% due 10/15/2021	09/19/2019	$800	$802	0.08%
Piper Jaffray Cos.5.200% due 10/15/2023	09/19/2019	2,900	2,911	0.27
Westmoreland Mining Holdings LLC	04/09/2018 - 08/31/2018	726	797	0.08
Project Omni Senior 3.000% due 09/03/2026	09/26/2019	43,636	43,570	4.08
Alkali Europe SARL 3.000% due 05/15/2021	09/26/2019	54,545	54,443	5.09
Dssv SARL 3.000% due 10/15/2024	09/26/2019	54,546	54,443	5.09
Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022	04/09/2018	7,900	7,946	0.74
		$165,053	$164,912	15.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.000%	09/27/2019	10/03/2019	$179	U.S. Treasury Bonds 3.000% due 02/15/2049	$(180)	$179	$179
FICC	1.500	09/30/2019	10/01/2019	10,724	U.S. Treasury Notes 2.250% due 03/31/2021	(10,941)	10,724	10,724
NOM	2.400	09/30/2019	10/01/2019	24,700	U.S. Treasury Bonds 3.000% due 11/15/2045	(25,352)	24,700	24,702
Total Repurchase Agreements						$(36,473)	$35,603	$35,605

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(2.400)%	09/25/2019	TBD(3)	EUR	(633)	$(690)
	(0.270)	09/24/2019	12/04/2019		(1,553)	(1,692)
	(0.190)	08/12/2019	11/12/2019		(2,828)	(3,082)
	(0.050)	08/12/2019	11/12/2019		(5,919)	(6,450)
	1.000	07/08/2019	10/08/2019	GBP	(1,002)	(1,235)
	2.550	09/09/2019	10/11/2019		$(4,109)	(4,115)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

	2.560	09/16/2019	10/16/2019		(4,488)	(4,493)
	2.670	08/26/2019	11/26/2019		(2,513)	(2,520)
	2.740	08/13/2019	11/13/2019		(3,815)	(3,829)
	2.780	07/31/2019	10/31/2019		(729)	(732)
	2.880	08/12/2019	10/11/2019		(2,439)	(2,449)
	2.900	08/22/2019	11/22/2019		(1,337)	(1,341)
	3.102	03/07/2019	03/09/2020		(10,716)	(10,741)
	3.431	02/12/2019	TBD(3)		(8,422)	(8,461)
BRC	2.100	09/23/2019	TBD(3)		(1,519)	(1,520)
	3.035	09/13/2019	10/16/2019		(25,165)	(25,203)
	3.057	09/05/2019	10/07/2019		(12,016)	(12,043)
	3.137	09/03/2019	12/02/2019		(8,530)	(8,551)
	3.158	08/14/2019	11/14/2019		(21,492)	(21,583)
	3.168	08/16/2019	11/15/2019		(10,044)	(10,085)
	3.240	08/26/2019	11/26/2019		(10,353)	(10,387)
	3.259	07/22/2019	10/22/2019		(2,250)	(2,264)
CEW	2.600	09/23/2019	10/22/2019		(3,790)	(3,792)
CFR	(0.200)	09/17/2019	12/13/2019	EUR	(198)	(216)
	1.500	09/27/2019	03/27/2020		(111,888)	(121,973)
	1.500	10/07/2019	04/07/2020		(31,920)	(34,791)
	2.550	08/30/2019	10/02/2019		$(1,936)	(1,940)
FOB	2.350	09/20/2019	10/22/2019		(705)	(706)
	2.400	09/09/2019	10/10/2019		(168)	(168)
	2.420	09/20/2019	10/10/2019		(4,427)	(4,430)
	2.530	08/29/2019	10/24/2019		(2,466)	(2,472)
GLM	3.294	09/19/2019	10/22/2019		(11,321)	(11,333)
JML	(1.850)	07/26/2019	TBD(3)	EUR	(6,558)	(7,125)
	(0.400)	09/13/2019	12/13/2019		(159)	(174)
	(0.400)	09/16/2019	12/16/2019		(4,116)	(4,485)
	(0.300)	09/27/2019	10/28/2019		(3,613)	(3,938)
	(0.250)	08/12/2019	11/12/2019		(818)	(891)
	(0.150)	09/20/2019	10/07/2019		(2,241)	(2,442)
	0.000	07/08/2019	10/04/2019		(5,017)	(5,468)
	0.050	09/06/2019	10/07/2019		(234)	(255)
	0.900	08/14/2019	11/14/2019	GBP	(6,297)	(7,751)
	0.900	09/13/2019	12/13/2019		(514)	(632)
	0.900	09/16/2019	12/16/2019		(1,010)	(1,243)
	0.950	07/24/2019	10/23/2019		(187)	(230)
	0.950	08/27/2019	11/27/2019		(2,630)	(3,237)
	0.950	09/03/2019	12/03/2019		(14,149)	(17,410)
	0.950	09/04/2019	12/04/2019		(1,590)	(1,957)
	0.950	09/13/2019	12/03/2019		(8,799)	(10,825)
	0.950	09/13/2019	12/13/2019		(3,676)	(4,522)
	0.950	09/17/2019	12/17/2019		(1,008)	(1,239)
	0.950	09/30/2019	11/14/2019		(3,150)	(3,874)
	2.350	09/23/2019	10/03/2019		$(3,862)	(3,864)
	2.400	09/23/2019	10/03/2019		(1,031)	(1,032)
JPM	0.950	09/13/2019	10/16/2019	GBP	(427)	(525)
JPS	3.327	09/13/2019	12/12/2019		$(6,695)	(6,706)
	3.385	08/08/2019	11/06/2019		(11,066)	(11,122)
MBC	2.990	09/13/2019	10/16/2019		(8,437)	(8,450)
	3.010	08/29/2019	11/26/2019		(4,003)	(4,014)
	3.030	09/05/2019	12/05/2019		(4,331)	(4,340)
MEI	2.570	09/30/2019	10/30/2019		(2,249)	(2,249)
MSB	3.477	12/13/2018	12/13/2019		(18,275)	(18,310)
MZF	3.130	08/13/2019	11/13/2019		(10,468)	(10,513)
	3.156	08/12/2019	10/10/2019		(8,837)	(8,876)
NOM	2.600	09/05/2019	10/07/2019		(8,063)	(8,078)
	2.630	09/13/2019	10/16/2019		(3,710)	(3,715)
	2.640	09/03/2019	10/04/2019		(8,763)	(8,781)
	2.650	09/13/2019	10/16/2019		(2,582)	(2,585)
	2.700	09/13/2019	10/16/2019		(1,340)	(1,342)
RBC	3.206	08/09/2019	10/08/2019		(11,052)	(11,104)
	3.280	08/13/2019	11/13/2019		(2,961)	(2,974)
	3.306	08/09/2019	10/08/2019		(6,311)	(6,342)
	3.509	07/22/2019	10/22/2019		(6,835)	(6,882)
RDR	2.430	08/08/2019	11/06/2019		(1,690)	(1,696)
RTA	2.453	09/13/2019	10/15/2019		(5,888)	(5,895)
	2.482	09/05/2019	10/08/2019		(1,096)	(1,098)
	2.482	09/11/2019	10/08/2019		(5,700)	(5,708)
	2.505	09/03/2019	10/04/2019		(7,880)	(7,895)
	2.604	08/14/2019	10/11/2019		(1,454)	(1,459)
	2.606	08/09/2019	11/07/2019		(15,920)	(15,981)
	2.678	07/31/2019	10/31/2019		(3,868)	(3,886)
	3.097	08/23/2019	11/21/2019		(3,070)	(3,080)
	3.102	09/06/2019	12/06/2019		(6,162)	(6,175)
	3.108	08/14/2019	11/14/2019		(5,762)	(5,786)
	3.197	08/23/2019	11/21/2019		(4,615)	(4,631)
	3.309	07/22/2019	10/22/2019		(3,782)	(3,807)
	3.337	08/01/2019	11/01/2019		(2,691)	(2,706)
	3.956	07/30/2019	TBD(3)		(1,490)	(1,500)
SBI	3.108	08/15/2019	11/15/2019		(3,836)	(3,852)
	3.125	08/13/2019	11/13/2019		(14,463)	(14,525)
	3.176	08/12/2019	11/12/2019		(7,388)	(7,421)
	3.239	08/06/2019	11/06/2019		(10,260)	(10,312)
	3.419	09/13/2019	12/13/2019		(5,625)	(5,635)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

SOG	2.430	09/09/2019	11/08/2019		(2,061)	(2,064)
	2.550	09/09/2019	11/08/2019		(6,325)	(6,335)
	2.640	09/05/2019	10/08/2019		(625)	(626)
	2.650	08/22/2019	11/22/2019		(4,826)	(4,840)
	2.650	08/26/2019	11/22/2019		(57)	(57)
	2.690	08/21/2019	11/21/2019		(8,436)	(8,462)
	2.710	08/16/2019	11/15/2019		(620)	(622)
	2.710	09/30/2019	11/15/2019		(2,267)	(2,267)
	3.094	08/28/2019	11/27/2019		(3,053)	(3,062)
	3.108	08/14/2019	11/14/2019		(8,009)	(8,042)
	3.206	07/29/2019	10/29/2019		(5,275)	(5,305)
UBS	(0.300)	09/12/2019	10/10/2019	EUR	(3,121)	(3,401)
	(0.300)	09/13/2019	10/15/2019		(692)	(754)
	(0.250)	09/18/2019	12/18/2019		(1,189)	(1,295)
	(0.200)	09/13/2019	10/15/2019		(329)	(358)
	(0.160)	08/13/2019	11/13/2019		(2,565)	(2,795)
	(0.080)	08/12/2019	11/12/2019		(1,819)	(1,983)
	0.950	08/22/2019	11/22/2019	GBP	(8,264)	(10,171)
	0.950	08/28/2019	11/28/2019		(7,781)	(9,576)
	0.970	09/10/2019	10/10/2019		(1,870)	(2,301)
	1.675	07/15/2019	10/15/2019		(3,057)	(3,772)
	2.500	09/23/2019	TBD(3)		$(23,414)	(23,427)
	2.500	09/30/2019	10/30/2019		(8,259)	(8,260)
	2.507	09/18/2019	10/18/2019		(5,707)	(5,712)
	2.535	10/02/2019	01/06/2020		(6,504)	(6,504)
	2.535	10/03/2019	01/06/2020		(4,680)	(4,680)
	2.550	08/30/2019	10/02/2019		(6,636)	(6,651)
	2.570	08/16/2019	11/15/2019		(1,212)	(1,216)
	2.570	09/12/2019	11/12/2019		(16,331)	(16,353)
	2.570	09/13/2019	12/13/2019		(10,517)	(10,531)
	2.580	08/30/2019	12/02/2019		(497)	(498)
	2.580	09/03/2019	10/04/2019		(1,833)	(1,837)
	2.585	10/04/2019	01/06/2020		(1,848)	(1,848)
	2.590	09/04/2019	12/04/2019		(1,931)	(1,935)
	2.600	08/22/2019	11/22/2019		(915)	(918)
	2.600	09/09/2019	11/22/2019		(2,904)	(2,909)
	2.600	09/26/2019	11/22/2019		(1,479)	(1,480)
	2.600	10/01/2019	11/22/2019		(2,729)	(2,729)
	2.630	08/13/2019	11/13/2019		(10,930)	(10,969)
	2.631	08/09/2019	11/07/2019		(232)	(233)
	2.670	09/12/2019	11/12/2019		(723)	(724)
	2.681	08/09/2019	11/07/2019		(1,841)	(1,848)
	2.690	09/04/2019	12/04/2019		(2,311)	(2,316)
	2.690	09/10/2019	12/10/2019		(1,910)	(1,913)
	2.700	07/31/2019	10/31/2019		(1,569)	(1,576)
	2.700	08/01/2019	11/01/2019		(2,577)	(2,589)
	2.710	07/26/2019	10/28/2019		(3,304)	(3,321)
	2.720	07/29/2019	10/29/2019		(721)	(724)
	2.730	07/24/2019	10/24/2019		(200)	(201)
	2.730	07/25/2019	10/25/2019		(4,609)	(4,633)
	2.750	07/16/2019	10/16/2019		(14,529)	(14,614)
	2.750	07/31/2019	10/31/2019		(917)	(921)
	2.750	08/22/2019	11/22/2019		(2,940)	(2,949)
	2.760	07/03/2019	10/03/2019		(4,796)	(4,829)
	2.780	08/13/2019	11/13/2019		(338)	(339)
	2.800	07/31/2019	10/31/2019		(544)	(547)
	2.840	08/06/2019	11/06/2019		(2,827)	(2,839)
	3.130	08/13/2019	11/13/2019		(8,335)	(8,371)
	3.180	08/13/2019	11/13/2019		(3,574)	(3,589)
	3.200	08/01/2019	11/01/2019		(7,930)	(7,973)
Total Reverse Repurchase Agreements						$(901,431)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations 0.0%
U.S. Treasury Bonds	3.000%	02/15/2049	$150	$(178)	$(180)
Total Short Sales 0.0%				$(178)	$(180)

(m)	Securities with an aggregate market value of $1,102,082 and cash of $4,709 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(699,551) at a weighted average interest rate of 2.618%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $1 of accrued interest.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.513%	$1,100	$(2)	$25	$23	$3	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.859	600	0	5	5	2	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	175.493	1,600	(59)	(736)	(795)	0	(21)
						$(61)	$(706)	$(767)	$5	$(21)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027		$11,500	$(834)	$848	$14	$0	$(4)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	163	203	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,100	(3,466)	7,130	3,664	0	(16)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		59,000	4,765	3,360	8,125	0	(16)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		35,300	2,092	(8,747)	(6,655)	0	(50)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		11,000	(26)	(1,391)	(1,417)	0	(14)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	12/18/2029	EUR	900	(18)	(46)	(64)	1	0
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		4,400	80	(64)	16	5	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	(274)	(30)	57	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	25,190	262	(601)	(339)	0	(103)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		26,300	583	(1,043)	(460)	74	0
							$3,722	$(665)	$3,057	$137	$(204)
Total Swap Agreements							$3,661	$(1,371)	$2,290	$142	$(225)

(o)	Securities with an aggregate market value of $715 and cash of $13,327 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	EUR	2,187		$2,410	$27	$0
	10/2019	GBP	3,938		4,859	17	0
	10/2019		$61,426	GBP	49,852	0	(131)
	11/2019	GBP	49,852		$61,509	131	0
BPS	10/2019	EUR	16,625		18,462	342	0
	10/2019	GBP	764		953	13	0
	10/2019	MXN	129,222		6,629	103	0
	10/2019	PEN	1,482		440	1	0
	10/2019		$6,594	MXN	129,222	0	(69)
	11/2019		5,577	EUR	5,093	0	(12)
	01/2020		6,543	MXN	129,222	0	(101)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

BRC	10/2019		17,736	EUR	16,209	0	(69)
	10/2019		6,334	GBP	5,237	105	0
	11/2019	EUR	15,036		$16,481	51	0
CBK	10/2019		2,810		3,085	23	0
	10/2019	GBP	49,514		60,492	42	(430)
	10/2019		$4,049	EUR	3,668	0	(51)
	10/2019		443	PEN	1,482	0	(3)
	11/2019		514		1,753	5	0
	01/2020	PEN	1,482		$441	3	0
FBF	10/2019		$1,832	EUR	1,665	0	(17)
GLM	10/2019	ARS	5,712		$89	0	(1)
	10/2019	GBP	873		1,079	6	0
	10/2019		$3,797	MXN	74,752	0	(14)
MYI	10/2019	EUR	28,940		$31,628	85	0
	11/2019		29,020		31,825	115	0
	11/2019		$9,577	RUB	630,975	99	0
Total Forward Foreign Currency Contracts						$1,168	$(898)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Citigroup Commercial Mortgage Trust 206-C5 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$6,551	$393	$(152)	$241	$0
	GMAC Commercial Mortgage Securities, Inc. Series 206-C1 Trust 5.349% due 11/10/2045	(0.125)	Monthly	11/10/2045	38,010	11,403	18	11,421	0
	Morgan Stanley Capital Trust 205-HQ7 5.545% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	(1)	1,349	0
						$13,146	$(135)	$13,011	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	3.933%	$3,100	$190	$(88)	$102	$0
GST	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	0.820	400	(37)	39	2	0
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	6.087	340	(19)	(22)	0	(41)
							$134	$(71)	$104	$(41)
Total Swap Agreements							$13,280	$(206)	$13,115	$(41)

(q)	Securities with an aggregate market value of $498 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$43,489	$149,847	$152,176	$345,512
Corporate Bonds & Notes
Banking & Finance	0	186,493	3,713	190,206
Industrials	0	221,764	0	221,764
Utilities	0	67,909	0	67,909
Convertible Bonds & Notes
Industrials	0	1,651	0	1,651
Utilities	0	11	0	11
Municipal Bonds & Notes
Illinois	0	17	0	17
Ohio	0	8,180	0	8,180
Texas	0	172	0	172
West Virginia	0	151	0	151
U.S. Government Agencies	0	47,363	0	47,363
Non-Agency Mortgage-Backed Securities	0	331,919	154,687	486,606
Asset-Backed Securities	0	320,981	131,365	452,346
Sovereign Issues	0	34,494	0	34,494
Common Stocks
Communication Services	2,435	8	0	2,443
Consumer Discretionary	2,347	0	0	2,347
Industrials	0	0	797	797
Utilities	0	0	12,025	12,025
Warrants
Communication Services	0	3,945	0	3,945
Preferred Securities
Banking & Finance	0	23,118	0	23,118
Industrials	0	0	935	935
Short-Term Instruments
Repurchase Agreements	0	35,603	0	35,603
Argentina Treasury Bills	0	764	0	764
U.S. Treasury Bills	0	1,927	0	1,927
Total Investments	$48,271	$1,436,317	$455,698	$1,940,286
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(180)	$0	$(180)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	142	0	142
Over the counter	0	14,283	0	14,283
	$0	$14,425	$0	$14,425
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(225)	0	(225)
Over the counter	0	(939)	0	(939)
	$0	$(1,164)	$0	$(1,164)
Total Financial Derivative Instruments	$0	$13,261	$0	$13,261
Totals	$48,271	$1,449,398	$455,698	$1,953,367

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$113,021	$58,551	$(5,213)	$80	$43	$(1,779)	$0	$(12,527)	$152,176	$(264)
Corporate Bonds & Notes
Banking & Finance	0	3,700	0	0	0	13	0	0	3,713	13
Non-Agency Mortgage-Backed Securities	45,801	109,091	0	0	0	(205)	0	0	154,687	(205)
Asset-Backed Securities	90,179	20,169	0	0	0	(6,930)	27,947	0	131,365	(6,930)
Common Stocks
Industrials	924	0	0	0	0	(127)	0	0	797	(127)
Utilities	10,727	0	0	0	0	1,298	0	0	12,025	1,298
Preferred Securities
Industrials	901	0	0	0	0	34	0	0	935	34

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2019 (Unaudited)

Totals	$261,553	$191,511	$(5,213)	$80	$43	$(7,696)	$27,947	$(12,527)	$455,698	$(6,181)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$104,514	Discounted Cash Flow	Yield	5.950 - 8.550
	45,609	Proxy Pricing	Base Price	88.497-99.900
	2,053	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	3,713	Proxy Pricing	Base Price	100.000
Non-Agency Mortgage-Backed Securities	154,687	Proxy Pricing	Base Price	99.900 - 16,860.000
Asset-Backed Securities	27,947	Discounted Cash Flow	Discount Rate	7.500
	15,600	Discounted Cash Flow	Yield	6.000
	5,654	Other Valuation Techniques(2)	-	-
	82,164	Proxy Pricing	Base Price	78.482 - 85,490.523
Common Stocks
Industrials	797	Other Valuation Techniques(2)	-	-
Utilities	12,025	Indicative Market Quotation	Broker Quote	$44.000
Preferred Securities
Industrials	935	Fundamental Valuation	Company Equity Value	$836,589,817.948
Total	$455,698

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed on December 1, 2017, March 29, 2018 and April 3, 2018, respectively, as wholly owned subsidiaries acting as investment vehicles for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PFLEXLS I LLC has an inception date of January 9, 2018. CLM 13648 LLC and MLM 13648 LLC have an inception date of April 30, 2018. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of PFLEXLS I LLC, CLM 13468 LLC and MLM 13648 LLC as of period end represented 2.7%, 0.0% and 5.8%, respectively, of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GLM	Goldman Sachs Bank USA	MZF	Mizuho Securities USA
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	RDR	RBC Capital Markets LLC
CEW	Canadian Imperial Bank of Commerce	JPS	JP Morgan Securities, Inc.	RTA	RBC (Barbados) Trading Bank Corp.
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	SBI	Citigroup Global Markets Ltd.
FBF	Credit Suisse International	MEI	Merrill Lynch International	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso	RUB	Russian Ruble
EUR	Euro	PEN	Peruvian New Sol	USD (or $)	United States Dollar
GBP	British Pound

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced